SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 31, 2018
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

SCHEDULE II

INTERNATIONAL BUSINESS MACHINES CORPORATION AND SUBSIDIARY COMPANIES
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
For the Years Ended December 31:
(Dollars in Millions)

Description	Balance at Beginning of Period	Additions/ (Deductions)*	Write-offs	Other**	Balance at End of Period
Allowance For Credit Losses
2018
—Current	$594	$69	$(62)	$(11)	$591

—Noncurrent	$74	$(3)	$(2)	$(20)	$48

2017
—Current	$675	$65	$(157)	$11	$594

—Noncurrent	$101	$(10)	$(42)	$26	$74

2016
—Current	$909	$87	$(307)	$(13)	$675

—Noncurrent	$118	$(2)	$(7)	$(8)	$101

Allowance For Inventory Losses
2018	$574	$136	$(162)	$(19)	$530

2017	$525	$164	$(139)	$23	$574

2016	$483	$178	$(150)	$14	$525

Revenue Based Provisions
2018	$451	$1,124	$(1,059)	$(15)	$500

2017	$481	$1,292	$(1,342)	$20	$451

2016	$505	$1,377	$(1,392)	$(9)	$481

*

Additions for Allowance for Credit Losses and Allowance for Inventory Losses are charged to expense and cost accounts, respectively, while Revenue Based Provisions are charged to revenue accounts. Deductions represent the reversal of such charges.

**	Primarily comprises currency translation adjustments.